17 COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Rent expense	$ 151,797	$ 57,434	$ 220,280	$ 47,475